FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Financial assets at fair value through profits or losses	$ 481	$ 8,500
Level 1 | At fair value | Financial assets at fair value through profit or loss
Assets
Financial assets at fair value through profits or losses	$ 481	$ 8,500